Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Templeton Income Trust
Entity Central Index Key	0000795402
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Templeton Global Bond Fund
Class Name	Class A
Trading Symbol	TPINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Global Bond Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$47	0.98%
[1],[2]
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.98%
Net Assets	$ 3,677,008,700
Holdings Count | $ / shares	90	[3]
Investment Company Portfolio Turnover	14.99%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$3,677,008,700
Total Number of Portfolio Holdings*	90
Portfolio Turnover Rate	14.99%
[3]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Templeton Global Bond Fund
Class Name	Class C
Trading Symbol	TEGBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Global Bond Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$66	1.38%
[4],[5]
Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.38%
Net Assets	$ 3,677,008,700
Holdings Count | $ / shares	90	[6]
Investment Company Portfolio Turnover	14.99%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$3,677,008,700
Total Number of Portfolio Holdings*	90
Portfolio Turnover Rate	14.99%
[6]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Templeton Global Bond Fund
Class Name	Class R
Trading Symbol	FGBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Global Bond Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$59	1.23%
[7],[8]
Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.23%
Net Assets	$ 3,677,008,700
Holdings Count | $ / shares	90	[9]
Investment Company Portfolio Turnover	14.99%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$3,677,008,700
Total Number of Portfolio Holdings*	90
Portfolio Turnover Rate	14.99%
[9]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Templeton Global Bond Fund
Class Name	Class R6
Trading Symbol	FBNRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Global Bond Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$28	0.58%
[10],[11]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.58%
Net Assets	$ 3,677,008,700
Holdings Count | $ / shares	90	[12]
Investment Company Portfolio Turnover	14.99%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$3,677,008,700
Total Number of Portfolio Holdings*	90
Portfolio Turnover Rate	14.99%
[12]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Templeton Global Bond Fund
Class Name	Advisor Class
Trading Symbol	TGBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Global Bond Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$35	0.73%
[13],[14]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.73%
Net Assets	$ 3,677,008,700
Holdings Count | $ / shares	90	[15]
Investment Company Portfolio Turnover	14.99%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$3,677,008,700
Total Number of Portfolio Holdings*	90
Portfolio Turnover Rate	14.99%
[15]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Templeton Global Total Return Fund
Class Name	Class A
Trading Symbol	TGTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Global Total Return Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$63	1.29%
[16],[17]
Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.29%
Net Assets	$ 257,054,692
Holdings Count | $ / shares	94	[18]
Investment Company Portfolio Turnover	15.24%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$257,054,692
Total Number of Portfolio Holdings*	94
Portfolio Turnover Rate	15.24%
[18]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Templeton Global Total Return Fund
Class Name	Class C
Trading Symbol	TTRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Global Total Return Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$82	1.69%
[19],[20]
Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.69%
Net Assets	$ 257,054,692
Holdings Count | $ / shares	94	[21]
Investment Company Portfolio Turnover	15.24%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$257,054,692
Total Number of Portfolio Holdings*	94
Portfolio Turnover Rate	15.24%
[21]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Templeton Global Total Return Fund
Class Name	Class R
Trading Symbol	FRRGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Global Total Return Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$75	1.54%
[22],[23]
Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.54%
Net Assets	$ 257,054,692
Holdings Count | $ / shares	94	[24]
Investment Company Portfolio Turnover	15.24%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$257,054,692
Total Number of Portfolio Holdings*	94
Portfolio Turnover Rate	15.24%
[24]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Templeton Global Total Return Fund
Class Name	Class R6
Trading Symbol	FTTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Global Total Return Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$43	0.89%
[25],[26]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.89%
Net Assets	$ 257,054,692
Holdings Count | $ / shares	94	[27]
Investment Company Portfolio Turnover	15.24%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$257,054,692
Total Number of Portfolio Holdings*	94
Portfolio Turnover Rate	15.24%
[27]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Templeton Global Total Return Fund
Class Name	Advisor Class
Trading Symbol	TTRZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Global Total Return Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$50	1.04%
[28],[29]
Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.04%
Net Assets	$ 257,054,692
Holdings Count | $ / shares	94	[30]
Investment Company Portfolio Turnover	15.24%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$257,054,692
Total Number of Portfolio Holdings*	94
Portfolio Turnover Rate	15.24%
[30]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Templeton International Bond Fund
Class Name	Advisor Class
Trading Symbol	FIBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton International Bond Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$35	0.74%
[31],[32]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.74%
Net Assets	$ 20,064,890
Holdings Count | $ / shares	72	[33]
Investment Company Portfolio Turnover	23.80%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$20,064,890
Total Number of Portfolio Holdings*	72
Portfolio Turnover Rate	23.80%
[33]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Templeton International Bond Fund
Class Name	Class A
Trading Symbol	TBOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton International Bond Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$47	0.99%
[34],[35]
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.99%
Net Assets	$ 20,064,890
Holdings Count | $ / shares	72	[36]
Investment Company Portfolio Turnover	23.80%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$20,064,890
Total Number of Portfolio Holdings*	72
Portfolio Turnover Rate	23.80%
[36]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Templeton International Bond Fund
Class Name	Class C
Trading Symbol	FCNBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton International Bond Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$66	1.39%
[37],[38]
Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.39%
Net Assets	$ 20,064,890
Holdings Count | $ / shares	72	[39]
Investment Company Portfolio Turnover	23.80%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$20,064,890
Total Number of Portfolio Holdings*	72
Portfolio Turnover Rate	23.80%
[39]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Templeton International Bond Fund
Class Name	Class R
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton International Bond Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$59	1.24%
[40],[41]
Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.24%
Net Assets	$ 20,064,890
Holdings Count | $ / shares	72	[42]
Investment Company Portfolio Turnover	23.80%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$20,064,890
Total Number of Portfolio Holdings*	72
Portfolio Turnover Rate	23.80%
[42]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Templeton International Bond Fund
Class Name	Class R6
Trading Symbol	FIBQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton International Bond Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$29	0.60%
[43],[44]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.60%
Net Assets	$ 20,064,890
Holdings Count | $ / shares	72	[45]
Investment Company Portfolio Turnover	23.80%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$20,064,890
Total Number of Portfolio Holdings*	72
Portfolio Turnover Rate	23.80%
[45]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Templeton Sustainable Emerging Markets Bond Fund
Class Name	Advisor Class
Trading Symbol	FEMZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Sustainable Emerging Markets Bond Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$44	0.89%
[46],[47]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
Net Assets	$ 15,349,407
Holdings Count | $ / shares	64	[48]
Investment Company Portfolio Turnover	48.52%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$15,349,407
Total Number of Portfolio Holdings*	64
Portfolio Turnover Rate	48.52%
[48]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Templeton Sustainable Emerging Markets Bond Fund
Class Name	Class A
Trading Symbol	FEMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Sustainable Emerging Markets Bond Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$56	1.14%
[49],[50]
Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.14%
Net Assets	$ 15,349,407
Holdings Count | $ / shares	64	[51]
Investment Company Portfolio Turnover	48.52%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$15,349,407
Total Number of Portfolio Holdings*	64
Portfolio Turnover Rate	48.52%
[51]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Templeton Sustainable Emerging Markets Bond Fund
Class Name	Class C
Trading Symbol	FEMHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Sustainable Emerging Markets Bond Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$75	1.54%
[52],[53]
Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.54%
Net Assets	$ 15,349,407
Holdings Count | $ / shares	64	[54]
Investment Company Portfolio Turnover	48.52%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$15,349,407
Total Number of Portfolio Holdings*	64
Portfolio Turnover Rate	48.52%
[54]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Templeton Sustainable Emerging Markets Bond Fund
Class Name	Class R
Trading Symbol	FEMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Sustainable Emerging Markets Bond Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$68	1.39%
[55],[56]
Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.39%
Net Assets	$ 15,349,407
Holdings Count | $ / shares	64	[57]
Investment Company Portfolio Turnover	48.52%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$15,349,407
Total Number of Portfolio Holdings*	64
Portfolio Turnover Rate	48.52%
[57]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Templeton Sustainable Emerging Markets Bond Fund
Class Name	Class R6
Trading Symbol	FEMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Sustainable Emerging Markets Bond Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$42	0.86%
[58],[59]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.86%
Net Assets	$ 15,349,407
Holdings Count | $ / shares	64	[60]
Investment Company Portfolio Turnover	48.52%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$15,349,407
Total Number of Portfolio Holdings*	64
Portfolio Turnover Rate	48.52%
[60]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
†	Annualized.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[5]
†	Annualized.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
†	Annualized.

[9]
*	Does not include derivatives, except purchased options, if any.

[10]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[11]
†	Annualized.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
†	Annualized.

[15]
*	Does not include derivatives, except purchased options, if any.

[16]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[17]
†	Annualized.

[18]
*	Does not include derivatives, except purchased options, if any.

[19]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[20]
†	Annualized.

[21]
*	Does not include derivatives, except purchased options, if any.

[22]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[23]
†	Annualized.

[24]
*	Does not include derivatives, except purchased options, if any.

[25]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[26]
†	Annualized.

[27]
*	Does not include derivatives, except purchased options, if any.

[28]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[29]
†	Annualized.

[30]
*	Does not include derivatives, except purchased options, if any.

[31]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[32]
†	Annualized.

[33]
*	Does not include derivatives, except purchased options, if any.

[34]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[35]
†	Annualized.

[36]
*	Does not include derivatives, except purchased options, if any.

[37]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[38]
†	Annualized.

[39]
*	Does not include derivatives, except purchased options, if any.

[40]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[41]
†	Annualized.

[42]
*	Does not include derivatives, except purchased options, if any.

[43]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[44]
†	Annualized.

[45]
*	Does not include derivatives, except purchased options, if any.

[46]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[47]
†	Annualized.

[48]
*	Does not include derivatives, except purchased options, if any.

[49]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[50]
†	Annualized.

[51]
*	Does not include derivatives, except purchased options, if any.

[52]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[53]
†	Annualized.

[54]
*	Does not include derivatives, except purchased options, if any.

[55]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[56]
†	Annualized.

[57]
*	Does not include derivatives, except purchased options, if any.

[58]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[59]
†	Annualized.

[60]
*	Does not include derivatives, except purchased options, if any.